SUBSEQUENT EVENTS (Details) In Thousands, except Share data, unless otherwise specified								0 Months Ended			0 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2014 N&J	Dec. 29, 2014 2010 Plan	Dec. 28, 2014 2010 Plan	Feb. 13, 2014 2010 Plan	Feb. 12, 2014 2010 Plan	Jun. 02, 2010 2010 Plan	Mar. 06, 2015 Subsequent event Wuhu Bona Film Investment Center LP USD ($)	Mar. 06, 2015 Subsequent event Wuhu Bona Film Investment Center LP CNY	Mar. 06, 2015 Subsequent event Wuhu Bona Film Investment Center LP	Mar. 06, 2015 Subsequent event Wuhu Bona Film Investment Center LP Minimum	Mar. 06, 2015 Subsequent event Wuhu Bona Film Investment Center LP Maximum	Jan. 31, 2015 Subsequent event N&J Distribution Workshop BVI USD ($)	Jan. 31, 2015 Subsequent event N&J Distribution Workshop BVI HKD
Subsequent events
Number of ordinary shares authorized for issuance			6,280,469	5,410,650	8,550,885	6,280,469	5,410,650
Film and television financing fund								$ 271,479	1,700,000
Shares issued													55	55
Proceeds from issuance of shares													$ 387	3,000
Legal ownership (as a percent)	51.00%	49.00%								30.00%			60.00%	60.00%
Period over which fund will be used to finance the development and production of film and TV projects											2 years	3 years